Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	Baron Select Funds
Central Index Key	dei_EntityCentralIndexKey	0001217673
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 20, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 20, 2011
Prospectus Date	rr_ProspectusDate	Apr 20, 2011

Baron Partners Fund
Investment Goal
The investment goal of Baron Partners Fund (the "Fund") is capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BARON PARTNERS FUND		Management Fee	Distribution (12b-1) Fee	Operating Expenses	Interest Expense	Total Annual Fund Operating Expenses after Expense Waivers
Retail Shares	[1]	1.00%	0.25%	0.12%	0.34%	1.71%	[2]
Institutional Shares	[1]	1.00%	none	0.11%	0.34%	1.45%	[2]
[1]	Based on the fiscal year ended December 31, 2010.
[2]	BAMCO, Inc. ("BAMCO" or the "Adviser") has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (exclusive of portfolio transaction costs, interest and extraordinary expenses) to 1.45% of average daily net assets of Retail Shares and 1.20% of average daily net assets of Institutional Shares. The Adviser may not reduce the expense waiver before April 20, 2012 without approval of the Fund's Board of Trustees. Certain expenses of the Fund, such as interest and dividend expenses, are not subject to the operating expense limitation. For the fiscal year ended December 31, 2010, no expense reimbursement was required for either share class.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BARON PARTNERS FUND (USD $)	1	3	5	10
Retail Shares	174	539	928	2,019
Institutional Shares	148	459	792	1,735

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended December 31, 2010, the Fund's portfolio turnover rate was 15.85% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies of the Fund

The Fund is a non-diversified fund that invests for the long term primarily in equity securities in the form of common stock of U.S. growth companies of any size. The Fund purchases securities in businesses that BAMCO, Inc. ("BAMCO" or the "Adviser") believes could increase in value 100% within four subsequent years. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long term growth prospects and have significant barriers to competition. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals. To take advantage of opportunities to invest, the Fund may borrow money from banks (leverage) in an amount up to one-third of its total assets, which include assets purchased with borrowed money.

Principal Risks of Investing in the Fund

General Stock Market.  Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may receive less money than you originally invested. Current and future portfolio holdings in the Fund are subject to risk.

Small- and Medium-Sized Companies.  The Adviser believes there is more potential for capital appreciation in small- and medium-sized companies, but there also may be more risk. Securities of small- and medium-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and medium-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and medium-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and medium-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

 Leverage.  The Fund may borrow money from banks to buy securities and pledge its assets in connection with the borrowing. If the interest expense of the borrowing is greater than the return on the securities bought, the use of leverage will decrease the return to shareholders in the Fund. Use of leverage also tends to magnify the volatility of the Fund's returns.

Non-Diversified Portfolio.  The Fund is non-diversified, which means it may have a greater percentage of its assets in a single issuer than a diversified fund. Because of this, a non-diversified fund may invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the performance of a non-diversified fund versus a diversified fund. Thus, a non-diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Performance

Although Baron Partners Fund was registered as a mutual fund on April 30, 2003, it has been managed in the same style and by the same portfolio manager since the predecessor partnership's inception on January 31, 1992, and since its conversion to a Delaware statutory trust structure on April 30, 2003. The Fund's investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor partnership's. The following information shows the Fund's annual returns and long-term performance reflecting the actual fees and expenses that were charged when the Fund was a partnership and since it converted to a mutual fund. The predecessor partnership charged a 20% performance fee after it reached a certain performance benchmark. If the annual returns for the Fund did not reflect the performance fee for the years the partnership charged a performance fee, the returns would have been higher. The Fund does not charge a performance fee. From its inception on January 31, 1992 through April 30, 2003, the predecessor partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940 (the "1940 Act") or the Internal Revenue Code of 1986, as amended (the "Code"), which if they had been applicable, might have adversely affected its performance. The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).

Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)

Best Quarter:	12/31/01: 37.32%
Worst Quarter:	12/31/08: (32.00)%

Average Annual Total Returns (for periods ended 12/31/10)

The table below shows the Fund's Retail Shares' annual returns and long-term performance (before and after taxes), which includes its predecessor partnership's average annual returns and the change in value of broad-based market indexes over various periods ended December 31, 2010. The table also shows the average annual returns of the Fund's Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.In some instances, the "Return after taxes on distributions and sale of Fund shares" is greater than the "Return before taxes" because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Because the predecessor partnership did not have a distribution policy prior to May 1, 2003, the Fund is unable to show after-tax returns prior to that date.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects.After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Average Annual Total Returns - BARON PARTNERS FUND		1 Year	5 Years	10 Years	Since Inception	Inception Date
Retail Shares		31.52%	4.00%	6.32%	12.71%	Jan 31, 1992
Retail Shares Return after taxes on distributions		31.52%	3.66%			Jan 31, 1992
Retail Shares Return after taxes on distributions and sales of Fund shares		20.49%	3.36%			Jan 31, 1992
Institutional Shares	[1]	31.93%	4.09%	6.37%	12.74%	May 29, 2009
Russell MidCap Growth (reflects no deduction for fees, expenses or taxes)		26.38%	4.88%	3.12%	8.69%
S&P 500 (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.41%	8.27%
[1]	Performance of the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns prior to May 29, 2009 did not reflect this fee, the returns would be higher.

The Russell MidCap Growth is an unmanaged index of mid-cap growth companies. The S&P 500 is an unmanaged index of larger-cap companies.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Baron Select Funds
Prospectus Date	rr_ProspectusDate	Apr 20, 2011
BARON PARTNERS FUND | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.34%	[1]
Operating Expenses	rr_Component2OtherExpensesOverAssets	0.12%	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.71%	[1],[2]
1	rr_ExpenseExampleYear01	174
3	rr_ExpenseExampleYear03	539
5	rr_ExpenseExampleYear05	928
10	rr_ExpenseExampleYear10	2,019
2001	rr_AnnualReturn2001	(15.71%)
2002	rr_AnnualReturn2002	(18.07%)
2003	rr_AnnualReturn2003	34.95%
2004	rr_AnnualReturn2004	42.35%
2005	rr_AnnualReturn2005	14.37%
2006	rr_AnnualReturn2006	21.55%
2007	rr_AnnualReturn2007	11.34%
2008	rr_AnnualReturn2008	(46.67%)
2009	rr_AnnualReturn2009	28.20%
2010	rr_AnnualReturn2010	31.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.00%)
1 Year	rr_AverageAnnualReturnYear01	31.52%
5 Years	rr_AverageAnnualReturnYear05	4.00%
10 Years	rr_AverageAnnualReturnYear10	6.32%
Since Inception	rr_AverageAnnualReturnSinceInception	12.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 1992
BARON PARTNERS FUND | Retail Shares | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.52%
5 Years	rr_AverageAnnualReturnYear05	3.66%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 1992
BARON PARTNERS FUND | Retail Shares | Return after taxes on distributions and sales of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.49%
5 Years	rr_AverageAnnualReturnYear05	3.36%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 1992
BARON PARTNERS FUND | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.34%	[1]
Operating Expenses	rr_Component2OtherExpensesOverAssets	0.11%	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.45%	[1],[2]
1	rr_ExpenseExampleYear01	148
3	rr_ExpenseExampleYear03	459
5	rr_ExpenseExampleYear05	792
10	rr_ExpenseExampleYear10	1,735
1 Year	rr_AverageAnnualReturnYear01	31.93%	[3]
5 Years	rr_AverageAnnualReturnYear05	4.09%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.37%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	12.74%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009	[3]
BARON PARTNERS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baron Partners Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of Baron Partners Fund (the "Fund") is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended December 31, 2010, the Fund's portfolio turnover rate was 15.85% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.85%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a non-diversified fund that invests for the long term primarily in equity securities in the form of common stock of U.S. growth companies of any size. The Fund purchases securities in businesses that BAMCO, Inc. ("BAMCO" or the "Adviser") believes could increase in value 100% within four subsequent years. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long term growth prospects and have significant barriers to competition. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals. To take advantage of opportunities to invest, the Fund may borrow money from banks (leverage) in an amount up to one-third of its total assets, which include assets purchased with borrowed money.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is a non-diversified fund that invests for the long term primarily in equity securities in the form of common stock of U.S. growth companies of any size.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

General Stock Market.  Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may receive less money than you originally invested. Current and future portfolio holdings in the Fund are subject to risk.

Small- and Medium-Sized Companies.  The Adviser believes there is more potential for capital appreciation in small- and medium-sized companies, but there also may be more risk. Securities of small- and medium-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and medium-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and medium-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and medium-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

 Leverage.  The Fund may borrow money from banks to buy securities and pledge its assets in connection with the borrowing. If the interest expense of the borrowing is greater than the return on the securities bought, the use of leverage will decrease the return to shareholders in the Fund. Use of leverage also tends to magnify the volatility of the Fund's returns.

Non-Diversified Portfolio.  The Fund is non-diversified, which means it may have a greater percentage of its assets in a single issuer than a diversified fund. Because of this, a non-diversified fund may invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the performance of a non-diversified fund versus a diversified fund. Thus, a non-diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversified Portfolio.  The Fund is non-diversified, which means it may have a greater percentage of its assets in a single issuer than a diversified fund. Because of this, a non-diversified fund may invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the performance of a non-diversified fund versus a diversified fund. Thus, a non-diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Although Baron Partners Fund was registered as a mutual fund on April 30, 2003, it has been managed in the same style and by the same portfolio manager since the predecessor partnership's inception on January 31, 1992, and since its conversion to a Delaware statutory trust structure on April 30, 2003. The Fund's investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor partnership's. The following information shows the Fund's annual returns and long-term performance reflecting the actual fees and expenses that were charged when the Fund was a partnership and since it converted to a mutual fund. The predecessor partnership charged a 20% performance fee after it reached a certain performance benchmark. If the annual returns for the Fund did not reflect the performance fee for the years the partnership charged a performance fee, the returns would have been higher. The Fund does not charge a performance fee. From its inception on January 31, 1992 through April 30, 2003, the predecessor partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940 (the "1940 Act") or the Internal Revenue Code of 1986, as amended (the "Code"), which if they had been applicable, might have adversely affected its performance. The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).

Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	12/31/01: 37.32%
Worst Quarter:	12/31/08: (32.00)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the Fund's Retail Shares' annual returns and long-term performance (before and after taxes), which includes its predecessor partnership's average annual returns and the change in value of broad-based market indexes over various periods ended December 31, 2010. The table also shows the average annual returns of the Fund's Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.In some instances, the "Return after taxes on distributions and sale of Fund shares" is greater than the "Return before taxes" because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Because the predecessor partnership did not have a distribution policy prior to May 1, 2003, the Fund is unable to show after-tax returns prior to that date.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects.After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Russell MidCap Growth is an unmanaged index of mid-cap growth companies. The S&P 500 is an unmanaged index of larger-cap companies.
BARON PARTNERS FUND | Russell MidCap Growth (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.38%
5 Years	rr_AverageAnnualReturnYear05	4.88%
10 Years	rr_AverageAnnualReturnYear10	3.12%
Since Inception	rr_AverageAnnualReturnSinceInception	8.69%
BARON PARTNERS FUND | S&P 500 (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	8.27%

[1]	Based on the fiscal year ended December 31, 2010.
[2]	BAMCO, Inc. ("BAMCO" or the "Adviser") has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (exclusive of portfolio transaction costs, interest and extraordinary expenses) to 1.45% of average daily net assets of Retail Shares and 1.20% of average daily net assets of Institutional Shares. The Adviser may not reduce the expense waiver before April 20, 2012 without approval of the Fund's Board of Trustees. Certain expenses of the Fund, such as interest and dividend expenses, are not subject to the operating expense limitation. For the fiscal year ended December 31, 2010, no expense reimbursement was required for either share class.
[3]	Performance of the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns prior to May 29, 2009 did not reflect this fee, the returns would be higher.

Baron Focused Growth Fund
Investment Goal
The investment goal of Baron Focused Growth Fund (formerly known as Baron Retirement Income Fund) (the "Fund") is capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Baron Focused Growth Fund		Management Fee	Distribution (12b-1) Fee	Operating Expenses	Total Annual Fund Operating Expenses	Expense Waivers	Total Annual Fund Operating Expenses after Expense Waivers
Retail Shares	[1]	1.00%	0.25%	0.22%	1.47%	(0.12%)	1.35%	[2]
Institutional Shares	[1]	1.00%	none	0.19%	1.19%	(0.09%)	1.10%	[2]
[1]	Based on the fiscal year ended December 31, 2010.
[2]	BAMCO, Inc. ("BAMCO" or the "Adviser") has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (exclusive of portfolio transaction costs, interest and extraordinary expenses) to 1.35% of average daily net assets of Retail Shares and 1.10% of average daily net assets of Institutional Shares. The Adviser may not reduce the expense waiver before April 20, 2012 without approval of the Fund's Board of Trustees (the "Board"). Certain expenses of the Fund, such as interest and dividend expenses, are not subject to the operating expense limitation.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (after giving effect to the expense waiver only in Year 1). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Baron Focused Growth Fund (USD $)	1	3	5	10
Retail Shares	137	453	791	1,747
Institutional Shares	112	369	646	1,435

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended December 31, 2010, the Fund's portfolio turnover rate was 24.08% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies of the Fund

The Fund is a non-diversified fund that invests for the long term primarily in equity securities in the form of common stock of small- and mid-sized U.S. growth companies.  A small-sized growth company is defined as one having a market capitalization of less than  $2.5 billion at the time of purchase. A mid-sized growth company is defined as one having a market capitalization of  $2.5 billion to  $10 billion at the time of purchase. The Fund purchases securities in businesses that the Adviser believes could increase in value 100% within five subsequent years. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long term growth prospects and have significant barriers to competition. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their original market cap ranges.

Principal Risks of Investing in the Fund

General Stock Market.  Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may receive less money than you originally invested. Current and future portfolio holdings in the Fund are subject to risk.

Small- and Medium-Sized Companies.  The Adviser believes there is more potential for capital appreciation in small- and medium-sized companies, but there also may be more risk. Securities of small- and medium-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and medium-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and medium-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and medium-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Non-Diversified Portfolio.  The Fund is non-diversified, which means it may have a greater percentage of its assets in a single issuer than a diversified fund. Because of this, a non-diversified fund may invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the performance of a non-diversified fund versus a diversified fund. Thus, a non-diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Performance

Although Baron Focused Growth Fund was registered as a mutual fund on June 30, 2008, it has been managed in the same style and by the same portfolio manager since the predecessor partnership's inception on May 31, 1996. The Fund was added as a series of Baron Select Funds, a Delaware statutory trust, on June 30, 2008. The Fund's investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor partnership's. The following information shows the Fund's annual returns and long-term performance reflecting the actual fees and expenses that were charged when the Fund was a partnership and since it converted to a mutual fund. The predecessor partnership charged a 15% performance fee after it reached a certain performance benchmark. If the annual returns for the Fund did not reflect the performance fee for the years the partnership charged a performance fee, the returns would have been higher. The Fund does not charge a performance fee. From its inception on May 31, 1996 through June 30, 2008, the predecessor partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940 (the "1940 Act") or the Internal Revenue Code of 1986, as amended (the "Code"), which if they had been applicable, might have adversely affected its performance. The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).

Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)

Best Quarter:	12/31/04: 22.29%
Worst Quarter:	12/31/08: (28.15)%

Average Annual Total Returns (for periods ended 12/31/10)

The table below shows the Fund's Retail Shares' annual returns and long-term performance (before and after taxes), which includes its predecessor partnership's average annual returns and the change in value of broad-based market indexes over various periods ended December 31, 2010. The table also shows the average annual returns of the Fund's Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes. In some instances, the "Return after taxes on distributions and sale of Fund shares" is greater than the "Return before taxes" because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Because the predecessor partnership did not have a distribution policy prior to June 30, 2008, the Fund is unable to show after-tax returns prior to that date.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Average Annual Total Returns - Baron Focused Growth Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Retail Shares		25.17%	8.29%	8.53%	11.89%	May 31, 1996
Retail Shares Return after taxes on distributions		23.91%				May 31, 1996
Retail Shares Return after taxes on distributions and sales of Fund shares		16.52%				May 31, 1996
Institutional Shares	[1]	25.39%	8.35%	8.57%	11.91%	May 29, 2009
Russell 2500 Growth (Reflects no deduction for fees, expenses or taxes)		28.86%	5.63%	4.19%	5.76%
S&P 500 (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.41%	6.29%
[1]	Performance of the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns prior to May 29, 2009 did not reflect this fee, the returns would be higher.

The Russell 2500 Growth is an unmanaged index of small to mid-cap growth companies. The S&P 500 is an unmanaged index of larger-cap companies.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Baron Select Funds
Prospectus Date	rr_ProspectusDate	Apr 20, 2011
Baron Focused Growth Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Operating Expenses	rr_Component2OtherExpensesOverAssets	0.22%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.47%	[1]
Expense Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.35%	[1],[2]
1	rr_ExpenseExampleYear01	137
3	rr_ExpenseExampleYear03	453
5	rr_ExpenseExampleYear05	791
10	rr_ExpenseExampleYear10	1,747
2001	rr_AnnualReturn2001	(24.33%)
2002	rr_AnnualReturn2002	(8.44%)
2003	rr_AnnualReturn2003	40.01%
2004	rr_AnnualReturn2004	50.24%
2005	rr_AnnualReturn2005	4.51%
2006	rr_AnnualReturn2006	26.63%
2007	rr_AnnualReturn2007	15.25%
2008	rr_AnnualReturn2008	(39.06%)
2009	rr_AnnualReturn2009	33.77%
2010	rr_AnnualReturn2010	25.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.15%)
1 Year	rr_AverageAnnualReturnYear01	25.17%
5 Years	rr_AverageAnnualReturnYear05	8.29%
10 Years	rr_AverageAnnualReturnYear10	8.53%
Since Inception	rr_AverageAnnualReturnSinceInception	11.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1996
Baron Focused Growth Fund | Retail Shares | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.91%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1996
Baron Focused Growth Fund | Retail Shares | Return after taxes on distributions and sales of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.52%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1996
Baron Focused Growth Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Operating Expenses	rr_Component2OtherExpensesOverAssets	0.19%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.19%	[1]
Expense Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%	[1],[2]
1	rr_ExpenseExampleYear01	112
3	rr_ExpenseExampleYear03	369
5	rr_ExpenseExampleYear05	646
10	rr_ExpenseExampleYear10	1,435
1 Year	rr_AverageAnnualReturnYear01	25.39%	[3]
5 Years	rr_AverageAnnualReturnYear05	8.35%	[3]
10 Years	rr_AverageAnnualReturnYear10	8.57%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.91%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009	[3]
Baron Focused Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baron Focused Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of Baron Focused Growth Fund (formerly known as Baron Retirement Income Fund) (the "Fund") is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended December 31, 2010, the Fund's portfolio turnover rate was 24.08% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.08%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (after giving effect to the expense waiver only in Year 1). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a non-diversified fund that invests for the long term primarily in equity securities in the form of common stock of small- and mid-sized U.S. growth companies.  A small-sized growth company is defined as one having a market capitalization of less than  $2.5 billion at the time of purchase. A mid-sized growth company is defined as one having a market capitalization of  $2.5 billion to  $10 billion at the time of purchase. The Fund purchases securities in businesses that the Adviser believes could increase in value 100% within five subsequent years. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long term growth prospects and have significant barriers to competition. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their original market cap ranges.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is a non-diversified fund that invests for the long term primarily in equity securities in the form of common stock of small- and mid-sized U.S. growth companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

General Stock Market.  Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may receive less money than you originally invested. Current and future portfolio holdings in the Fund are subject to risk.

Small- and Medium-Sized Companies.  The Adviser believes there is more potential for capital appreciation in small- and medium-sized companies, but there also may be more risk. Securities of small- and medium-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and medium-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and medium-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and medium-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Non-Diversified Portfolio.  The Fund is non-diversified, which means it may have a greater percentage of its assets in a single issuer than a diversified fund. Because of this, a non-diversified fund may invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the performance of a non-diversified fund versus a diversified fund. Thus, a non-diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the values of securities fluctuate, when you sell your investment in the Fund, you may receive less money than you originally invested.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Although Baron Focused Growth Fund was registered as a mutual fund on June 30, 2008, it has been managed in the same style and by the same portfolio manager since the predecessor partnership's inception on May 31, 1996. The Fund was added as a series of Baron Select Funds, a Delaware statutory trust, on June 30, 2008. The Fund's investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor partnership's. The following information shows the Fund's annual returns and long-term performance reflecting the actual fees and expenses that were charged when the Fund was a partnership and since it converted to a mutual fund. The predecessor partnership charged a 15% performance fee after it reached a certain performance benchmark. If the annual returns for the Fund did not reflect the performance fee for the years the partnership charged a performance fee, the returns would have been higher. The Fund does not charge a performance fee. From its inception on May 31, 1996 through June 30, 2008, the predecessor partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940 (the "1940 Act") or the Internal Revenue Code of 1986, as amended (the "Code"), which if they had been applicable, might have adversely affected its performance. The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-99BARON (1-800-992-2766).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.BaronFunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	12/31/04: 22.29%
Worst Quarter:	12/31/08: (28.15)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the Fund's Retail Shares' annual returns and long-term performance (before and after taxes), which includes its predecessor partnership's average annual returns and the change in value of broad-based market indexes over various periods ended December 31, 2010. The table also shows the average annual returns of the Fund's Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes. In some instances, the "Return after taxes on distributions and sale of Fund shares" is greater than the "Return before taxes" because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Because the predecessor partnership did not have a distribution policy prior to June 30, 2008, the Fund is unable to show after-tax returns prior to that date.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Russell 2500 Growth is an unmanaged index of small to mid-cap growth companies. The S&P 500 is an unmanaged index of larger-cap companies.
Baron Focused Growth Fund | Russell 2500 Growth (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.86%
5 Years	rr_AverageAnnualReturnYear05	5.63%
10 Years	rr_AverageAnnualReturnYear10	4.19%
Since Inception	rr_AverageAnnualReturnSinceInception	5.76%
Baron Focused Growth Fund | S&P 500 (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	6.29%

[1]	Based on the fiscal year ended December 31, 2010.
[2]	BAMCO, Inc. ("BAMCO" or the "Adviser") has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (exclusive of portfolio transaction costs, interest and extraordinary expenses) to 1.35% of average daily net assets of Retail Shares and 1.10% of average daily net assets of Institutional Shares. The Adviser may not reduce the expense waiver before April 20, 2012 without approval of the Fund's Board of Trustees (the "Board"). Certain expenses of the Fund, such as interest and dividend expenses, are not subject to the operating expense limitation.
[3]	Performance of the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns prior to May 29, 2009 did not reflect this fee, the returns would be higher.

Baron International Growth Fund
Investment Goal
The investment goal of Baron International Growth Fund (the "Fund") is capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Baron International Growth Fund		Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses	Expense Waivers	Total Annual Fund Operating Expenses after Expense Waivers
Retail Shares	[1]	1.00%	0.25%	0.51%	1.76%	(0.26%)	1.50%	[2]
Institutional Shares	[1]	1.00%	none	0.40%	1.40%	(0.15%)	1.25%	[2]
[1]	Based on the fiscal year ended December 31, 2010.
[2]	BAMCO, Inc. ("BAMCO" or the "Adviser") has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (exclusive of portfolio transaction costs, interest and extraordinary expenses) to 1.50% of average daily net assets of Retail Shares and 1.25% of average daily net assets of Institutional Shares. The Adviser may not reduce the expense waiver before April 20, 2012 without approval of the Fund's Board of Trustees. Certain expenses of the Fund, such as interest and dividend expenses, are not subject to the operating expense limitation

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (after giving effect to the expense waiver only in Year 1). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Baron International Growth Fund (USD $)	1	3	5	10
Retail Shares	153	529	930	2,052
Institutional Shares	127	428	752	1,667

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended December 31, 2010, the Fund's portfolio turnover rate was 32.70% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies of the Fund

The Fund is a diversified fund that invests for the long term primarily in equity securities in the form of common stock of non-U.S. growth companies.  Non-U.S. securities include securities that the Adviser determines are "non-U.S." based on the consideration of an issuer's domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors. The Fund seeks to diversify its investments among several developed countries and developing countries throughout the world, although the Fund's total exposure to developing countries will not exceed 30%. For the purpose of the 30% restriction, developing countries include countries in the MSCI Emerging Markets (EM) Index and countries in the MSCI Frontier Markets (FM) Index. The Fund may purchase securities of companies of any size, but expects to focus on small- and mid-sized growth companies with market capitalizations of  $10 billion or less at the time of purchase. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long term growth prospects and have significant barriers to competition and have the potential to increase in value 100% within four to five subsequent years. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals.

The Fund's investments in non-U.S. securities generally are traded in currencies other than U.S. dollars, so the Adviser buys and sells foreign currencies to facilitate transactions in portfolio securities. The Adviser usually does not hedge against possible fluctuations in exchange rates, but exposure to a particular currency that the Adviser believes is overvalued may be hedged if a Fund has a substantial position in securities traded in that currency. The Fund may buy and sell currencies for cash at current exchange rates, or using an agreement to purchase or sell a specified currency at a specified future date or within a specified time period, at a price set at the time of the contract.

Principal Risks of Investing in the Fund

General Stock Market.  Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may receive less money than you originally invested. Current and future portfolio holdings in the Fund are subject to risk.

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Small- and Medium-Sized Companies.  The Adviser believes there is more potential for capital appreciation in small- and medium-sized companies, but there also may be more risk. Securities of small- and medium-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and medium-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and medium-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and medium-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Non-U.S. Securities.  Investing in non-U.S. securities may involve additional risks to those inherent in investing in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Currency Risk.  This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the Fund's holdings can be significant, unpredictable and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, because exchange rate movements are volatile, the Fund's attempts at hedging could be unsuccessful, and it may not be possible to effectively hedge the currency risks of many developing countries.

Developing Countries.  The Fund's investments in developing countries, which include countries in the MSCI Emerging Markets (EM) Index, are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation. These risks are greater for countries in the MSCI Frontier Markets (FM) Index.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).

Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)

Best Quarter:	09/30/2009: 21.50%
Worst Quarter:	06/30/2010: (9.35)%

Average Annual Total Returns (for periods ended 12/31/10)

The table below shows the Fund's Retail Shares' annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2010. The table also shows the average annual returns of the Fund's Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.  In some instances, the "Return after taxes on distributions and sale of Fund shares" is greater than the "Return before taxes" because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Average Annual Total Returns - Baron International Growth Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Retail Shares	24.22%			34.06%	Dec 31, 2008
Retail Shares Return after taxes on distributions	23.63%			33.26%	Dec 31, 2008
Retail Shares Return after taxes on distributions and sales of Fund shares	15.70%			29.03%	Dec 31, 2008
Institutional Shares	24.54%			34.33%	May 29, 2009	[1]
MSCI AC World ex USA IMI GrowthIndex Net (US) (reflects no deduction for fees, expenses and taxes)	15.90%			27.79%
MSCI AC World ex USA Index Net (USD) (reflects no deduction for fees, expenses ot taxes)	11.15%			25.39%
[1]	Performance of the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns prior to May 29, 2009 did not reflect this fee, the returns would be higher.

Performance of the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns prior to May 29, 2009 did not reflect this fee, the returns would be higher

The MSCI AC World ex USA IMI Growth Index Net is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of large-, mid-, and small-cap growth securities across developed and emerging markets, excluding the United States. The MSCI AC World ex USA Index Net is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of large- and mid-cap securities across developed and emerging markets, excluding the United States.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Baron Select Funds
Prospectus Date	rr_ProspectusDate	Apr 20, 2011
Baron International Growth Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.51%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.76%	[1]
Expense Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.50%	[1],[2]
1	rr_ExpenseExampleYear01	153
3	rr_ExpenseExampleYear03	529
5	rr_ExpenseExampleYear05	930
10	rr_ExpenseExampleYear10	2,052
2009	rr_AnnualReturn2009	44.69%
2010	rr_AnnualReturn2010	24.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.50%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.35%)
1 Year	rr_AverageAnnualReturnYear01	24.22%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	34.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
Baron International Growth Fund | Retail Shares | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.63%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	33.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
Baron International Growth Fund | Retail Shares | Return after taxes on distributions and sales of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.70%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	29.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
Baron International Growth Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.40%	[1]
Expense Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%	[1],[2]
1	rr_ExpenseExampleYear01	127
3	rr_ExpenseExampleYear03	428
5	rr_ExpenseExampleYear05	752
10	rr_ExpenseExampleYear10	1,667
1 Year	rr_AverageAnnualReturnYear01	24.54%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	34.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009	[3]
Baron International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baron International Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of Baron International Growth Fund (the "Fund") is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended December 31, 2010, the Fund's portfolio turnover rate was 32.70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.70%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (after giving effect to the expense waiver only in Year 1). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a diversified fund that invests for the long term primarily in equity securities in the form of common stock of non-U.S. growth companies.  Non-U.S. securities include securities that the Adviser determines are "non-U.S." based on the consideration of an issuer's domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors. The Fund seeks to diversify its investments among several developed countries and developing countries throughout the world, although the Fund's total exposure to developing countries will not exceed 30%. For the purpose of the 30% restriction, developing countries include countries in the MSCI Emerging Markets (EM) Index and countries in the MSCI Frontier Markets (FM) Index. The Fund may purchase securities of companies of any size, but expects to focus on small- and mid-sized growth companies with market capitalizations of  $10 billion or less at the time of purchase. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long term growth prospects and have significant barriers to competition and have the potential to increase in value 100% within four to five subsequent years. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals.

The Fund's investments in non-U.S. securities generally are traded in currencies other than U.S. dollars, so the Adviser buys and sells foreign currencies to facilitate transactions in portfolio securities. The Adviser usually does not hedge against possible fluctuations in exchange rates, but exposure to a particular currency that the Adviser believes is overvalued may be hedged if a Fund has a substantial position in securities traded in that currency. The Fund may buy and sell currencies for cash at current exchange rates, or using an agreement to purchase or sell a specified currency at a specified future date or within a specified time period, at a price set at the time of the contract.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is a diversified fund that invests for the long term primarily in equity securities in the form of common stock of non-U.S. growth companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

General Stock Market.  Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may receive less money than you originally invested. Current and future portfolio holdings in the Fund are subject to risk.

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Small- and Medium-Sized Companies.  The Adviser believes there is more potential for capital appreciation in small- and medium-sized companies, but there also may be more risk. Securities of small- and medium-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and medium-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and medium-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and medium-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Non-U.S. Securities.  Investing in non-U.S. securities may involve additional risks to those inherent in investing in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Currency Risk.  This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the Fund's holdings can be significant, unpredictable and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, because exchange rate movements are volatile, the Fund's attempts at hedging could be unsuccessful, and it may not be possible to effectively hedge the currency risks of many developing countries.

Developing Countries.  The Fund's investments in developing countries, which include countries in the MSCI Emerging Markets (EM) Index, are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation. These risks are greater for countries in the MSCI Frontier Markets (FM) Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the values of securities fluctuate, when you sell your investment in the Fund, you may receive less money than you originally invested.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-99BARON (1-800-992-2766)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.BaronFunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	09/30/2009: 21.50%
Worst Quarter:	06/30/2010: (9.35)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the "Return after taxes on distributions and sale of Fund shares" is greater than the "Return before taxes" because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the Fund's Retail Shares' annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2010. The table also shows the average annual returns of the Fund's Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.  In some instances, the "Return after taxes on distributions and sale of Fund shares" is greater than the "Return before taxes" because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock
Performance of the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns prior to May 29, 2009 did not reflect this fee, the returns would be higher

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The MSCI AC World ex USA IMI Growth Index Net is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of large-, mid-, and small-cap growth securities across developed and emerging markets, excluding the United States. The MSCI AC World ex USA Index Net is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of large- and mid-cap securities across developed and emerging markets, excluding the United States.

Baron International Growth Fund | MSCI AC World ex USA IMI GrowthIndex Net (US) (reflects no deduction for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.90%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	27.79%
Baron International Growth Fund | MSCI AC World ex USA Index Net (USD) (reflects no deduction for fees, expenses ot taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.15%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	25.39%

[1]	Based on the fiscal year ended December 31, 2010.
[2]	BAMCO, Inc. ("BAMCO" or the "Adviser") has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (exclusive of portfolio transaction costs, interest and extraordinary expenses) to 1.50% of average daily net assets of Retail Shares and 1.25% of average daily net assets of Institutional Shares. The Adviser may not reduce the expense waiver before April 20, 2012 without approval of the Fund's Board of Trustees. Certain expenses of the Fund, such as interest and dividend expenses, are not subject to the operating expense limitation
[3]	Performance of the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns prior to May 29, 2009 did not reflect this fee, the returns would be higher.

Baron Real Estate Fund
Investment Goal
The investment goal of Baron Real Estate Fund (the "Fund") is capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Baron Real Estate Fund		Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses	Expense Waivers	Total Annual Fund Operating Expenses after Expense Waivers
Retail Shares	[1]	1.00%	0.25%	3.10%	4.35%	(3.00%)	1.35%	[2]
Institutional Shares	[1]	1.00%	none	3.26%	4.26%	(3.16%)	1.10%	[2]
[1]	Based on the fiscal year ended December 31, 2010
[2]	BAMCO, Inc. ("BAMCO" or the "Adviser") has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (exclusive of portfolio transaction costs, interest and extraordinary expenses) to 1.35% of average daily net assets of Retail Shares and 1.10% of average daily net assets of Institutional Shares. The Adviser may not reduce the expense waiver before April 20, 2012 without approval of the Fund's Board of Trustees (the "Board"). Certain expenses of the Fund, such as interest and dividend expenses, are not subject to the operating expense limitation.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (after giving effect to the expense waiver only in year 1). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Baron Real Estate Fund (USD $)	1	3	5	10
Retail Shares	137	1,045	1,965	4,316
Institutional Shares	112	1,004	1,909	4,231

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended December 31, 2010, the Fund's portfolio turnover rate was 58.03% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies of the Fund

The Fund is a non-diversified fund that, under normal circumstances, invests 80% of its net assets for the long term in equity securities in the form of common stock of U.S. and non-U.S. real estate and real estate-related companies of any size, or in companies which, in the opinion of the Adviser, own significant real estate assets at the time of investment ("real estate companies").The Fund's investments in non-U.S. real estate and real estate-related companies will not exceed 25%. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long term growth prospects, have significant barriers to competition and are attractively priced relative to the Adviser's assessment of the businesses' long-term growth prospects, future cash flows and asset values. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals.

Real estate companies are companies that the Adviser determines are in the real estate industry based on their involvement in construction, ownership, management, operation, financing, refinancing, sales, leasing, development or rehabilitation of real estate or are in a real estate-related industry based on their provision of goods or services to the real estate industry.

A company is considered to own significant real estate assets if, in the opinion of the Adviser, the company has a substantial portion of its assets attributable to one or more of the following: (a) real estate owned or leased by the company as lessor or as lessee; or (b) the discounted value of the stream of fees or revenues derived from the management or operation of real estate.

Examples of companies that might qualify under one of these categories include:

■	Real estate operating companies;
■	Real estate investment trusts ("REITs");
■	Homebuilders;
■	Hotel, hotel management companies and gaming companies;
■	Real estate brokerage/services companies and/or management companies;
■	Financial institutions that make or service mortgage loans;
■	Manufacturers or distributors of construction materials and/or building supplies/products;
■	Home furnishing and home improvement retail companies;
■	Companies with significant real estate holdings such as supermarkets, restaurant chains and retail chains;
■	Construction and engineering companies; and
■

Companies with infrastructure-related assets such as toll roads, bridges, tunnels, parking facilities, railroads, airports, broadcast and wireless towers, electric transmission and distribution lines, power generation facilities, hospitals and correctional facilities.

The investment policy of the Fund relating to the types of securities in which 80% of the Fund's assets must be invested may be changed by the Board without shareholder approval upon at least 60 days' notice.

Principal Risks of Investing in the Fund

General Stock Market.  Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may receive less money than you originally invested. Current and future portfolio holdings in the Fund are subject to risk.

Real Estate Risk.  In addition to general market conditions, the value of the Fund will be affected by the strength of the real estate markets. Factors that could affect the value of the Fund's holdings include the following: overbuilding and increased competition; increases in property taxes and operating expenses; declines in the value of real estate; lack of availability of equity and debt financing to refinance maturing debt; vacancies due to economic conditions and tenant bankruptcies; losses due to costs resulting from environmental contamination and its related clean-up; changes in interest rates; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; and functional obsolescence and appeal of properties to tenants.

Industry Concentration.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry, and the securities of companies in that industry could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry, and these companies can be sensitive to adverse economic, regulatory or financial developments.

Non-Diversified Portfolio.  The Fund is non-diversified, which means it may have a greater percentage of its assets in a single issuer than a diversified fund. Because of this, a non-diversified fund may invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the performance of a non-diversified fund versus a diversified fund. A non-diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

Credit and Interest Rate Risk.  The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines. The magnitude of these fluctuations will be greater when the maturity of the debt securities is longer.

Prepayment.  Many types of debt securities are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).

Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)

Best Quarter:	09/30/10: 13.62%
Worst Quarter:	06/30/10: (8.04)%

Average Annual Total Returns (for periods ended 12/31/10)

The table below shows the Fund's Retail Shares' annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2010. The table also shows the average annual returns of the Fund's Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes. In some instances, the "Return after taxes on distributions and sale of Fund shares" is greater than the "Return before taxes" because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Average Annual Total Returns - Baron Real Estate Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Retail Shares	26.60%			26.60%	Dec 31, 2009
Retail Shares Return after taxes on distributions	26.60%			26.60%	Dec 31, 2009
Retail Shares Return after taxes on distributions and sales of Fund shares	17.29%			17.29%	Dec 31, 2009
Institutional Shares	26.90%			26.90%	Dec 31, 2009
MSCI USA IMI Extended Real Estate Index Net (reflects no deduction for fees, expenses or taxes)	24.81%			24.81%
S&P 500 (reflects no deduction for fees, expenses or taxes)	15.06%			15.06%

The MSCI USA IMI Extended Real Estate Index Net is a custom index calculated by MSCI for, and as requested by, BAMCO, Inc. The index includes real estate and real estate-related GICS classification securities. The S&P 500 is an unmanaged index of larger-cap companies.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Baron Select Funds
Prospectus Date	rr_ProspectusDate	Apr 20, 2011
Baron Real Estate Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.10%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.35%	[1]
Expense Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.00%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.35%	[1],[2]
1	rr_ExpenseExampleYear01	137
3	rr_ExpenseExampleYear03	1,045
5	rr_ExpenseExampleYear05	1,965
10	rr_ExpenseExampleYear10	4,316
2010	rr_AnnualReturn2010	26.60%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.62%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.04%)
1 Year	rr_AverageAnnualReturnYear01	26.60%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	26.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Baron Real Estate Fund | Retail Shares | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.60%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	26.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Baron Real Estate Fund | Retail Shares | Return after taxes on distributions and sales of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.29%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	17.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Baron Real Estate Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.26%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.26%	[1]
Expense Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.16%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%	[1],[2]
1	rr_ExpenseExampleYear01	112
3	rr_ExpenseExampleYear03	1,004
5	rr_ExpenseExampleYear05	1,909
10	rr_ExpenseExampleYear10	4,231
1 Year	rr_AverageAnnualReturnYear01	26.90%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	26.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Baron Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baron Real Estate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of Baron Real Estate Fund (the "Fund") is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended December 31, 2010, the Fund's portfolio turnover rate was 58.03% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.03%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (after giving effect to the expense waiver only in year 1). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a non-diversified fund that, under normal circumstances, invests 80% of its net assets for the long term in equity securities in the form of common stock of U.S. and non-U.S. real estate and real estate-related companies of any size, or in companies which, in the opinion of the Adviser, own significant real estate assets at the time of investment ("real estate companies").The Fund's investments in non-U.S. real estate and real estate-related companies will not exceed 25%. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long term growth prospects, have significant barriers to competition and are attractively priced relative to the Adviser's assessment of the businesses' long-term growth prospects, future cash flows and asset values. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals.

Real estate companies are companies that the Adviser determines are in the real estate industry based on their involvement in construction, ownership, management, operation, financing, refinancing, sales, leasing, development or rehabilitation of real estate or are in a real estate-related industry based on their provision of goods or services to the real estate industry.

A company is considered to own significant real estate assets if, in the opinion of the Adviser, the company has a substantial portion of its assets attributable to one or more of the following: (a) real estate owned or leased by the company as lessor or as lessee; or (b) the discounted value of the stream of fees or revenues derived from the management or operation of real estate.

Examples of companies that might qualify under one of these categories include:

■	Real estate operating companies;
■	Real estate investment trusts ("REITs");
■	Homebuilders;
■	Hotel, hotel management companies and gaming companies;
■	Real estate brokerage/services companies and/or management companies;
■	Financial institutions that make or service mortgage loans;
■	Manufacturers or distributors of construction materials and/or building supplies/products;
■	Home furnishing and home improvement retail companies;
■	Companies with significant real estate holdings such as supermarkets, restaurant chains and retail chains;
■	Construction and engineering companies; and
■

Companies with infrastructure-related assets such as toll roads, bridges, tunnels, parking facilities, railroads, airports, broadcast and wireless towers, electric transmission and distribution lines, power generation facilities, hospitals and correctional facilities.

The investment policy of the Fund relating to the types of securities in which 80% of the Fund's assets must be invested may be changed by the Board without shareholder approval upon at least 60 days' notice.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is a non-diversified fund that, under normal circumstances, invests 80% of its net assets for the long term in equity securities in the form of common stock of U.S. and non-U.S. real estate and real estate-related companies of any size, or in companies which, in the opinion of the Adviser, own significant real estate assets at the time of investment ("real estate companies").
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

General Stock Market.  Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may receive less money than you originally invested. Current and future portfolio holdings in the Fund are subject to risk.

Real Estate Risk.  In addition to general market conditions, the value of the Fund will be affected by the strength of the real estate markets. Factors that could affect the value of the Fund's holdings include the following: overbuilding and increased competition; increases in property taxes and operating expenses; declines in the value of real estate; lack of availability of equity and debt financing to refinance maturing debt; vacancies due to economic conditions and tenant bankruptcies; losses due to costs resulting from environmental contamination and its related clean-up; changes in interest rates; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; and functional obsolescence and appeal of properties to tenants.

Industry Concentration.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry, and the securities of companies in that industry could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry, and these companies can be sensitive to adverse economic, regulatory or financial developments.

Non-Diversified Portfolio.  The Fund is non-diversified, which means it may have a greater percentage of its assets in a single issuer than a diversified fund. Because of this, a non-diversified fund may invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the performance of a non-diversified fund versus a diversified fund. A non-diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

Credit and Interest Rate Risk.  The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines. The magnitude of these fluctuations will be greater when the maturity of the debt securities is longer.

Prepayment.  Many types of debt securities are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversified Portfolio.  The Fund is non-diversified, which means it may have a greater percentage of its assets in a single issuer than a diversified fund. Because of this, a non-diversified fund may invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the performance of a non-diversified fund versus a diversified fund. A non-diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-99BARON (1-800-992-2766).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.BaronFunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	09/30/10: 13.62%
Worst Quarter:	06/30/10: (8.04)%

Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes. In some instances, the "Return after taxes on distributions and sale of Fund shares" is greater than the "Return before taxes" because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the Fund's Retail Shares' annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2010. The table also shows the average annual returns of the Fund's Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes. In some instances, the "Return after taxes on distributions and sale of Fund shares" is greater than the "Return before taxes" because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The MSCI USA IMI Extended Real Estate Index Net is a custom index calculated by MSCI for, and as requested by, BAMCO, Inc. The index includes real estate and real estate-related GICS classification securities. The S&P 500 is an unmanaged index of larger-cap companies.

Baron Real Estate Fund | S&P 500 (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	15.06%

[1]	Based on the fiscal year ended December 31, 2010
[2]	BAMCO, Inc. ("BAMCO" or the "Adviser") has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (exclusive of portfolio transaction costs, interest and extraordinary expenses) to 1.35% of average daily net assets of Retail Shares and 1.10% of average daily net assets of Institutional Shares. The Adviser may not reduce the expense waiver before April 20, 2012 without approval of the Fund's Board of Trustees (the "Board"). Certain expenses of the Fund, such as interest and dividend expenses, are not subject to the operating expense limitation.

Baron Emerging Markes Fund

Investment Goal
The investment goal of Baron Emerging Markets Fund (the "Fund") is capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Baron Emerging Markets Fund		Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses	Expense Waivers	Total Annual Fund Operating Expenses after Expense Waivers
Retail Shares	[1]	1.00%	0.25%	3.10%	4.35%	(2.85%)	1.50%	[2]
Institutional Shares	[1]	1.00%	none	2.60%	3.60%	(2.35%)	1.25%	[2]
[1]	Because Baron Emerging Markets Fund is a new Fund, "Other Expenses" are based on estimated amounts for the current fiscal year and take into account the net annual operating expense limitation agreed to by BAMCO, Inc. ("BAMCO" or the "Adviser").
[2]	The Adviser has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (exclusive of portfolio transaction costs, interest and extraordinary expenses) to 1.50% of average daily net assets of Retail Shares and 1.25% of average daily net assets of Institutional Shares. The Adviser may not reduce the expense waiver before December 31, 2012 without approval of the Fund's Board. Certain expenses of the Fund, such as interest and dividend expenses, are not subject to the operating expense limitation

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at 1.50% for the first two years and 4.35% for the third year for Retail Shares and 1.25% for the first two years and 3.60% for the third year for Institutional Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Baron Emerging Markets Fund (USD $)		1	3
Retail Shares	[1]	153	778
Institutional Shares	[1]	127	650
[1]	Based on estimated expenses

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. For the initial fiscal year, the Fund anticipates that its portfolio turnover rate will not exceed 50% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies of the Fund

The Fund is a diversified fund that, under normal circumstances, invests 80% of its net assets in equity securities in the form of common stock of growth companies domiciled, headquartered or whose primary business activities or principal trading markets are developing countries.A developing country is a country included in the MSCI Emerging Markets (EM) Index. The Fund may invest up to 20% of its net assets in U.S. and other developed countries and in Frontier Countries as defined by the MSCI Frontier Markets (FM) Index. The Fund's investments will be in at least three different countries. The Fund may purchase securities of companies of any market capitalization. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long-term growth prospects, have significant barriers to competition and have the potential to increase in value 100% within four to five subsequent years. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals.

The Fund's investments in developing countries generally are traded in currencies other than U.S. dollars, so the Adviser buys and sells foreign currencies to facilitate transactions in portfolio securities. The Adviser usually does not hedge against possible fluctuations in exchange rates, but exposure to a particular currency that the Adviser believes is overvalued may be hedged if the Fund has a substantial position in securities traded in that currency. The Fund may buy and sell currencies for cash at current exchange rates, or using an agreement to purchase or sell a specified currency at a specified future date or within a specified time period, at a price set at the time of the contract.

The investment policy of the Fund relating to the types of securities in which 80% of the Fund's assets must be invested may be changed by the Board without shareholder approval upon at least 60 days' notice.

Principal Risks of Investing in the Fund

General Stock Market.  Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may receive less money than you originally invested. Current and future portfolio holdings in the Fund are subject to risk.

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Small- and Medium-Sized Companies.  The Adviser believes there is more potential for capital appreciation in small- and medium-sized companies, but there also may be more risk. Securities of small- and medium-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and medium-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and medium-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and medium-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Developing Countries.  The Fund's investments in developing countries, which include countries in the MSCI Emerging Markets (EM) Index, are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation. These risks are greater for countries in the MSCI Frontier Markets (FM) Index.

Non-U.S. Securities.  Investing in non-U.S. securities may involve additional risks to those inherent in investing in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Currency Risk.  This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the Fund's holdings can be significant, unpredictable and longlasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, because exchange rate movements are volatile, the Fund's attempts at hedging could be unsuccessful, and it may not be possible to effectively hedge the currency risks of many developing countries.

Risks of Emphasizing a Region, Sector or Industry.  If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund's overall portfolio.

Performance
As Baron Emerging Markets Fund is a newly formed fund, it has no prior performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Baron Select Funds
Prospectus Date	rr_ProspectusDate	Apr 20, 2011
Baron Emerging Markets Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.10%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.35%	[1]
Expense Waivers	rr_FeeWaiverOrReimbursementOverAssets	(2.85%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.50%	[1],[2]
1	rr_ExpenseExampleYear01	153	[3]
3	rr_ExpenseExampleYear03	778	[3]
Baron Emerging Markets Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.60%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.60%	[1]
Expense Waivers	rr_FeeWaiverOrReimbursementOverAssets	(2.35%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%	[1],[2]
1	rr_ExpenseExampleYear01	127	[3]
3	rr_ExpenseExampleYear03	650	[3]
Baron Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
Baron Emerging Markes Fund

Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of Baron Emerging Markets Fund (the "Fund") is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. For the initial fiscal year, the Fund anticipates that its portfolio turnover rate will not exceed 50% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at 1.50% for the first two years and 4.35% for the third year for Retail Shares and 1.25% for the first two years and 3.60% for the third year for Institutional Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a diversified fund that, under normal circumstances, invests 80% of its net assets in equity securities in the form of common stock of growth companies domiciled, headquartered or whose primary business activities or principal trading markets are developing countries.A developing country is a country included in the MSCI Emerging Markets (EM) Index. The Fund may invest up to 20% of its net assets in U.S. and other developed countries and in Frontier Countries as defined by the MSCI Frontier Markets (FM) Index. The Fund's investments will be in at least three different countries. The Fund may purchase securities of companies of any market capitalization. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long-term growth prospects, have significant barriers to competition and have the potential to increase in value 100% within four to five subsequent years. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals.

The Fund's investments in developing countries generally are traded in currencies other than U.S. dollars, so the Adviser buys and sells foreign currencies to facilitate transactions in portfolio securities. The Adviser usually does not hedge against possible fluctuations in exchange rates, but exposure to a particular currency that the Adviser believes is overvalued may be hedged if the Fund has a substantial position in securities traded in that currency. The Fund may buy and sell currencies for cash at current exchange rates, or using an agreement to purchase or sell a specified currency at a specified future date or within a specified time period, at a price set at the time of the contract.

The investment policy of the Fund relating to the types of securities in which 80% of the Fund's assets must be invested may be changed by the Board without shareholder approval upon at least 60 days' notice.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is a diversified fund that, under normal circumstances, invests 80% of its net assets in equity securities in the form of common stock of growth companies domiciled, headquartered or whose primary business activities or principal trading markets are developing countries.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

General Stock Market.  Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may receive less money than you originally invested. Current and future portfolio holdings in the Fund are subject to risk.

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Small- and Medium-Sized Companies.  The Adviser believes there is more potential for capital appreciation in small- and medium-sized companies, but there also may be more risk. Securities of small- and medium-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and medium-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and medium-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and medium-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Developing Countries.  The Fund's investments in developing countries, which include countries in the MSCI Emerging Markets (EM) Index, are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation. These risks are greater for countries in the MSCI Frontier Markets (FM) Index.

Non-U.S. Securities.  Investing in non-U.S. securities may involve additional risks to those inherent in investing in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Currency Risk.  This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the Fund's holdings can be significant, unpredictable and longlasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, because exchange rate movements are volatile, the Fund's attempts at hedging could be unsuccessful, and it may not be possible to effectively hedge the currency risks of many developing countries.

Risks of Emphasizing a Region, Sector or Industry.  If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund's overall portfolio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As Baron Emerging Markets Fund is a newly formed fund, it has no prior performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As Baron Emerging Markets Fund is a newly formed fund, it has no prior performance

[1]	Because Baron Emerging Markets Fund is a new Fund, "Other Expenses" are based on estimated amounts for the current fiscal year and take into account the net annual operating expense limitation agreed to by BAMCO, Inc. ("BAMCO" or the "Adviser").
[2]	The Adviser has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (exclusive of portfolio transaction costs, interest and extraordinary expenses) to 1.50% of average daily net assets of Retail Shares and 1.25% of average daily net assets of Institutional Shares. The Adviser may not reduce the expense waiver before December 31, 2012 without approval of the Fund's Board. Certain expenses of the Fund, such as interest and dividend expenses, are not subject to the operating expense limitation
[3]	Based on estimated expenses

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 20, 2011